Merger with TWC (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares
Merger with TWC (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares			₪ 0.00001	₪ 0.00001
Initial dividend		$ 21,300
Additional dividend		78,700
Ordinary share value		$ 10
Ordinary shares (in Shares) | shares		1
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Aggregate shares (in Shares) | shares	30,000,000
Aggregate purchase price	$ 300,000
Converted ordinary shares (in Shares) | shares		30,000,000
Minimum [Member]
Merger with TWC (Details) [Line Items]
Tax percentage		5.00%
Maximum [Member]
Merger with TWC (Details) [Line Items]
Tax percentage		(25.00%)